Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Rental expenses under operating leases	$ 75	$ 177	$ 175
Future minimum rental payments under operating leases:
Year ending March 31, 2017	9
Total minimum lease payments	9
Future minimum rental income
Year ending March 31, 2017	253
Total minimum future rental income	253
Capital commitments for purchase of furniture and fixtures expected to be disbursed	$ 18